Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 32,028	$ 32,460
Less: Accumulated depreciation	22,018	21,668
Net property, plant and equipment	10,010	10,792
Plant and other property
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	31,504	31,636
Less: Accumulated depreciation	21,726	21,276
Net property, plant and equipment	9,778	10,359	$ 10,655
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	365	448
Buildings and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	9,364	9,640
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	18,054	17,468
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	3,721	4,081
Rental Machines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	523	824
Less: Accumulated depreciation	292	392
Net property, plant and equipment	$ 232	$ 433